Segment Reporting	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 15 – SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products. Based on management’s assessment, the Company has determined that it has only one operating segment as defined by ASC 280.

The following table presents revenue by major products for the years ended December 31, 2016 and 2015, respectively.

	For the years ended
	December 31, 2016	December 31, 2015

Cutlery	$54,618,439	$55,242,100
Straws	15,219,005	11,091,566
Cups and plates	27,835,434	20,937,771
Others	7,209,002	4,022,238
Total	$104,881,880	$91,293,675

The following table presents revenue by geographic areas for the years ended December 31, 2016 and 2015, respectively.

	For the years ended
	December 31, 2016	December 31, 2015
Revenue from United States	$94,899,090	$85,144,942
Revenue from Europe	3,193,437	2,588,029
Revenue from Canada	982,106	1,081,760
Revenue from China	4,199,924	1,123,953
Revenue from other foreign countries	1,607,323	1,354,991
Total	$104,881,880	$91,293,675

Long-lived assets of $43,119,208 and $3,315,096 were located in China and the United States, respectively, as of December 31, 2016. Long-lived assets of $22,979,974 and $2,584,056 were located in China and the United States, respectively, as of December 31, 2015.